Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE-ASSETS
Summary of changes in right of use assets

	Land	Other Plants and equipment	Right-of-use assets, Net
Movements in 2021	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2021	33,587,391	21,914,801	55,502,192
New assets contracts, by right-of use	97,937,192	—	97,937,192
Increases (decreases) from foreign currency translation differences, net	11,766,090	407,407	12,173,497
Depreciation	(1,794,208)	(2,122,318)	(3,916,526)
Other increases (decreases)	(907,494)	—	(907,494)
Total movements	107,001,580	(1,714,911)	105,286,669
Closing balance as of December 31, 2021	140,588,971	20,199,890	160,788,861

	Land	Other Plants and equipment	Right-of-use assets, Net
Movements in 2020	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2020	34,081,799	21,761,711	55,843,510
New assets contracts, by right-of use	213,445	2,491,480	2,704,925
Increases (decreases) from foreign currency translation differences, net	830,349	157,520	987,869
Depreciation	(1,894,646)	(2,139,466)	(4,034,112)
Other increases (decreases)	356,444	(356,444)	-
Total movements	(494,408)	153,090	(341,318)
Closing balance as of December 31, 2020	33,587,391	21,914,801	55,502,192

Schedule of future payments derived from those contracts

	As of December 31,
	2021			2020
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	14,282,203	3,177,185	11,105,018	8,783,640	1,775,929	7,007,711
From one to two years	13,303,170	2,903,458	10,399,712	6,583,269	1,546,496	5,036,773
From two to three years	7,228,546	2,794,604	4,433,942	8,399,111	1,332,024	7,067,087
From three to four years	7,018,180	2,690,733	4,327,447	3,271,835	1,245,169	2,026,666
From four to five years	6,916,077	2,590,412	4,325,665	3,077,572	1,174,438	1,903,134
More than five years	160,449,882	35,379,589	125,070,293	37,595,016	8,770,869	28,824,147
Total	209,198,058	49,535,981	159,662,077	67,710,443	15,844,925	51,865,518

Schedule of Total Future Lease Payments

	As of December 31,	As of December 31,
	2021	2020
	ThCh$	ThCh$
Less than one year	2,797,608	4,813,265
From one to two years	—	—
From two to three years	—	—
From three to four years	—	—
From four to five years	—	—
More than five years	—	—
Total	2,797,608	4,813,265